Transactions and Balances with Related Parties (Schedule of Compensation to Individuals Employed by Company) (Details) - Director [Member] € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of transactions between related parties [line items]
Number Of Employees For Short Employee Benefits	3	3	3
Number Of Employees For Post Employment Benefits	2	2	2
Number Of Employees For Share Based Payments	3	3	1
Short-term employee Benefits	€ 994	€ 763	€ 880
Post-employment Benefits	72	61	62
Share-based payments	€ 69	€ 68	€ 0